Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [member]	Share premium [member]	AOCI [member]	Deficit [member]
Beginning balance at Dec. 31, 2015	$ 370,340	$ 417,944	$ 42,558	$ 15,582	$ (105,744)
Issuance of warrants	830		830
Share-based compensation	2,368		2,368
Exercise of options	22	31	(9)
Total comprehensive income (loss) for the year	(34,621)			(3,225)	(31,396)
Ending balance at Dec. 31, 2016	338,939	417,975	45,747	12,357	(137,140)
Issuance of warrants	1,876		1,876
Share-based compensation	2,919		2,919
Exercise of options and warrants	2,928	4,116	(1,188)
Settlement of performance share units	(1,876)		(1,876)
Total comprehensive income (loss) for the year	22,294			(11,968)	34,262
Ending balance at Dec. 31, 2017	$ 367,080	$ 422,091	$ 47,478	$ 389	$ (102,878)